Cash and equivalents and marketable securities (Tables)	12 Months Ended
Dec. 31, 2011
Cash and equivalents and marketable securities
Cash, cash equivalents, and short-term investments

	December 31, 2011
($ in millions)	Cost basis	Gross unrealized gains	Gross unrealized losses	Fair value	Cash and equivalents	Marketable securities and short-term investments
Cash	1,655			1,655	1,655	—
Time deposits	2,986			2,986	2,984	2
Debt securities available-for-sale:
—U.S. government obligations	753	8	—	761	—	761
—Other government obligations	3	—	—	3	—	3
—Corporate	298	8	(1)	305	180	125
Equity securities available-for-sale	50	10	(3)	57	—	57

Total	5,745	26	(4)	5,767	4,819	948

	December 31, 2010
($ in millions)	Cost basis	Gross unrealized gains	Gross unrealized losses	Fair value	Cash and equivalents	Marketable securities and short-term investments
Cash	1,851			1,851	1,851	—
Time deposits	4,044			4,044	3,665	379
Debt securities available-for-sale:
—U.S. government obligations	147	5	(1)	151	—	151
—Other government obligations	4	—	(1)	3	—	3
—Corporate	708	8	—	716	381	335
Equity securities available-for-sale	1,836	11	(2)	1,845	—	1,845

Total	8,590	24	(4)	8,610	5,897	2,713

Contractual maturities of debt securities classified as available-for-sale

	December 31, 2011
	Available-for-sale
($ in millions)	Cost basis	Fair value
Less than one year	180	180
One to five years	799	808
Six to ten years	75	81

Total	1,054	1,069